Operating Leases - Minimum lease payments under non-cancellable leases are receivable (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating lease by minimum lease payments receivable under noncancellable operating lease
Total sublease income	€ 625,000	€ 196,000	€ 47,000
Future minimum lease payments under non-cancellable leases are receivable	174,000	463,000	185,000
Less than 1 year
Operating lease by minimum lease payments receivable under noncancellable operating lease
Future minimum lease payments under non-cancellable leases are receivable	€ 174,000	€ 463,000	€ 185,000